Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,491,050.00
Previously Paid Amount	0.00
Total Fee Amount	3,934.61
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,934.61
Narrative - Max Aggregate Offering Price	$ 28,491,050.00
Final Prospectus	true